Unaudited Consolidated Statement of Changes in Total Equity - 6 months ended Jun. 30, 2016 - USD ($) shares in Thousands, $ in Thousands	Total	General Partner [Member]	Common Stock [Member] Limited Partners [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2015	$ 1,543,679	$ 48,786	$ 1,472,327	$ (2,051)	$ 24,617
Beginning balance, units at Dec. 31, 2015			79,551
Net income	11,743	119	$ 5,814		5,810
Other comprehensive loss	(16,483)			(13,628)	(2,855)
Cash distributions	(22,732)	(455)	(22,277)
Dividends paid to non-controlling interest	(150)				(150)
Equity based compensation, net of tax of $210 (note 13)	941	19	$ 922
Equity based compensation, net of tax of $210 (note 13), units			21
Ending balance at Jun. 30, 2016	$ 1,516,998	$ 48,469	$ 1,456,786	$ (15,679)	$ 27,422
Ending balance, units at Jun. 30, 2016			79,572